Postretirement Plans (Components Of Net Postretirement Benefits Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Postretirement Benefit Plans [Line Items]
Net postretirement expense	$ 173	$ 145	$ 132
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Service cost	2	3	5
Interest cost	16	17	24
Net amortization	(11)	(7)	1
Net postretirement expense	$ 7	$ 13	$ 30